STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

October 29, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention:  Karen L. Rossotto

Re:       BNY Mellon Funds Trust (the "Trust")

            Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

            (Registration Nos:  811-09903; 333-34844)

Ladies and Gentlemen:

On behalf of the above-referenced Trust, transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 46 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement").  The prospectuses included in the Amendment are marked to show changes from the prospectuses included in Post-Effective Amendment No. 40 to the Trust's Registration Statement ("Amendment No. 40"), which was filed on December 28, 2011.  The statement of additional information (the "SAI") included in this Amendment combines, in a new format, the SAI included in Amendment No. 40 with the separate SAIs currently in effect for BNY Mellon International Equity Income Fund and BNY Mellon Corporate Bond Fund (series of the Trust currently using separate prospectuses and SAIs from those included in Amendment No. 40 1 ). The substance of the disclosure in the SAI included in the Amendment regarding matters other than the Trust's investment techniques and risks (see "Investments, Investment Techniques and Risks" and "Additional Information About Investments, Investment Techniques and Risks") is similar to that contained in the Current SAIs.  In addition, the investment policies and restrictions of the Trust's series, except as discussed in the following paragraph, have not changed from those disclosed in the Current  Prospectuses and the Current SAIs.

Specific changes being effected in the Amendment include:  (i) the inclusion of additional underlying funds as investment options for BNY Mellon Asset Allocation Fund (see prospectus supplement filed pursuant to Rule 497 under the Securities Act on March 15, 2012), (ii) the addition and modification of investment strategies for BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (see prospectus supplement filed pursuant to Rule 497 under the Securities Act on March 15, 2012), (iii) for BNY Mellon Corporate Bond Fund, clarification of the fund's investments in U.S. dollar-denominated bonds issued by foreign corporations for and the fund's investments in commercial paper (see prospectus and SAI supplements filed pursuant to Rule 497 under the Securities Act on June 7, 2012), (iv) changes to the investment strategies, policies and restrictions; benchmark index; and/or portfolio managers of BNY Mellon Small Cap Multi-Strategy Fund (formerly, BNY Mellon Small Cap Stock Fund), BNY Mellon Small/Mid Cap Fund and BNY Mellon Mid Cap Multi-Strategy Fund (formerly, BNY Mellon Mid Cap Stock Fund) (see prospectus supplements filed pursuant to Rule 497 under the Securities Act on June 6, 2012, July 16, 2012 and September 7, 2012, respectively) and (v) certain minor changes to the Trust's redemption policies and procedures and shareholder services.

1               For BNY Mellon International Equity Income Fund, the current prospectus and SAI were filed pursuant to Rule 497 under the Securities Act on December 15, 2011, and for BNY Mellon Corporate Bond Fund, the current prospectus and SAI were included in Post-Effective Amendment No. 44 to the Trust's Registration Statement filed on February 10, 2012 (collectively with the prospectuses and SAI included in Amendment No. 40, the "Current Prospectuses" and "Current SAIs," respectively).

Please contact the undersigned at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes